                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-05476

                          LORD ABBETT GLOBAL FUND, INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/2003
                          ---------

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]


2003
 Semi-
Annual
  Report

Lord Abbett

Global Equity Fund

Global Income Fund


FOR THE SIX MONTHS ENDED JUNE 30, 2003

LORD ABBETT GLOBAL FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are pleased to provide an overview of the Lord Abbett Global Fund's strategies and performance for the six-month period ended June 30, 2003. On this and the following pages, we discuss the factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

LORD ABBETT GLOBAL EQUITY FUND

MARKET REVIEW(1)

   During the period, the international equity markets started slow, but picked up in the month of June. The downtrend that began in the fourth quarter of 2002 continued into early 2003, with several international markets hitting new multi-year lows by early March. The downtrend reflected the anticipation of war in Iraq and the related slowdown in global economic activity, as businesses and consumers reduced spending amid the uncertainty. By mid-March, however, equity markets began to rebound, and rose sharply for the rest of the first half. With a successful campaign in Iraq, expectations for an improving U.S. economy grew, and hopes that other regions of the world would benefit followed. Underlying the improved sentiment was a continuing mixed flow of economic news. Unemployment grew in most regions, and businesses reported only small signs of improvement. Inflation remained tame, allowing the European Central Bank, and the Bank of England at the beginning of the third quarter, to cut interest rates. The Euro strengthened against the U.S. dollar, which put an additional drag on Euro-based exporters.

   In this environment, equity market performance varied by country. Resource-related countries, such as Canada and Australia, did well, as did some of the peripheral countries of Europe, such as Spain, Sweden and Greece. Germany was also a strong performer, after having been a poor performer earlier in the year. Japan was the clear underperformer of the period. As expected, in a positive market, defensive sectors, such as consumer staples, basic materials and energy, underperformed. More economically sensitive sectors, such as technology, consumer discretionary and financials, produced the largest returns.

FUND REVIEW(1)

   The Lord Abbett Global Equity Fund (the "Fund") returned 13.1%(2) for the period ended June 30, 2003, outperforming its benchmark, the MSCI World Index, which returned 11.5% for the same period. Standardized Average Annual Total Returns for the 1 year, 5 years and 10 years were -3.65%, -4.71% and 2.31%, respectively, as of June 30, 2003.(3)

   The Fund outperformed its benchmark principally due to its holdings in consumer discretionary stocks in the retail and information technology areas. Also contributing to performance were more economically sensitive industrials holdings. A negative contribution to performance was the Fund's European energy holdings. In addition, stock selection in the consumer staples sector hurt performance.


(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the period June 30, 2003. The MSCI World Index is an unmanaged index that reflects the stock markets of 22 countries, including the United States, Canada, Europe, Australasia and the Far East, with values expressed in U.S. dollars. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, its asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL EQUITY FUND JUNE 30, 2003

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
COMMON STOCK 94.49%

AUSTRALIA 2.51%
Deutsche Office Trust                                       799,772   $          601
Westpac Banking Corp.                                        58,600              638
                                                                      --------------
TOTAL                                                                          1,239
                                                                      --------------
CHINA 1.30%
China Petroleum & Chemical                                2,674,000              641
                                                                      --------------
FINLAND 1.40%
Nokia OYJ                                                    41,800              688
                                                                      --------------
FRANCE 3.90%
BNP Paribas S.A.^                                            14,250              724
L'oreal^                                                      8,450              596
Total Fina Elf S.A.                                           4,000              604
                                                                      --------------
TOTAL                                                                          1,924
                                                                      --------------
GERMANY 1.35%
Altana A.G.^                                                 10,600              663
                                                                      --------------
IRELAND 2.42%
Bank of Ireland                                              52,300              634
Irish Life & Permanent plc                                   51,600              557
                                                                      --------------
TOTAL                                                                          1,191
                                                                      --------------
ITALY 4.15%
Alleanza Assicurazioni                                       63,850              607
ENI S.P.A.^                                                  50,100              758
UniCredito Italiano S.P.A.^                                 142,200              678
                                                                      --------------
TOTAL                                                                          2,043
                                                                      --------------
JAPAN 5.86%
Canon, Inc.                                                  18,955              870
NTT DoCoMo, Inc.                                                280              606
Takeda Chemical Industries Ltd.                              16,200   $          598
Yahoo Japan Corp.*                                               50              812
                                                                      --------------
TOTAL                                                                          2,886
                                                                      --------------
NEW ZEALAND 1.46%
Telecom Corp of New Zealand Ltd.                            233,900              718
                                                                      --------------
SPAIN 1.23%
Banco Popular Espanol^                                       12,000              606
                                                                      --------------
SWEDEN 1.36%
Hennes & Mauritz AB                                          29,244              672
                                                                      --------------
SWITZERLAND 1.30%
UBS AG                                                       11,500              640
                                                                      --------------
UNITED KINGDOM 16.77%
British Sky Broadcasting plc*                                59,100              655
Compass Group plc                                           128,760              694
GlaxoSmithKline plc                                          30,200              610
HBOS plc                                                     50,400              653
HSBC Holdings plc                                            54,100              639
Jarvis plc                                                  111,900              658
Kingfisher plc                                              140,800              644
Lloyd TSB Group plc                                          86,800              616
Reckitt Benckiser plc                                        39,300              721
Royal Bank of Scotland Group plc                             34,000              954
Smith & Nephew plc                                          115,200              662
Vodafone Group plc                                          387,200              757
                                                                      --------------
TOTAL                                                                          8,263
                                                                      --------------
UNITED STATES 49.48%
Abbott Laboratories                                          13,940              610
Advance PCS*                                                 23,300              891
Amgen, Inc.*                                                 11,600              771
Bank of America Corp.                                        10,800              853

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                              U.S. $
                                                                               VALUE
INVESTMENTS                                                  SHARES            (000)
------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.*                                      6,200   $          241
Cardinal Health, Inc.                                        12,050              775
Citigroup, Inc.                                              15,600              668
Clear Channel Communications, Inc.*                          14,700              623
Dell Computer Corp.*                                         25,600              818
eBay, Inc.*                                                   9,560              996
Entergy Corp.                                                12,700              670
Exxon Mobil Corp.                                            16,700              600
First Data Corp.                                             21,200              878
Fortune Brands, Inc.                                         14,400              752
Gannett Co., Inc.                                             7,200              553
General Electric Co.                                         22,300              640
General Growth Properties, Inc.                              13,900              868
Getty Images, Inc.*                                          26,700            1,103
Intel Corp.                                                  30,940              643
Interactive Corp.*                                           23,050              912
ITT Industries, Inc.                                         10,300              674
Leapfrog Enterprises, Inc.*                                  20,500              652
Merck & Co., Inc.                                             9,900              599
Mercury Interactive Corp.*                                   19,000              734
Microsoft Corp.                                              28,000              717
North Fork Bancorp, Inc.                                     19,400              661
Pfizer, Inc.                                                 19,500              666
Pitney Bowes, Inc.                                           17,060              655
Starbucks Corp.*                                             27,100              664
Target Corp.                                                 19,800              749
Tribune Co.                                                  19,100              922
Varian Medical Systems, Inc.*                                 5,100              294
Wachovia Corp.                                               21,400              855
Wal-Mart Stores, Inc.                                        12,550              674
                                                                      --------------
TOTAL                                                                         24,381
                                                                      --------------
TOTAL COMMON STOCKS
(Cost $41,894,468)                                                            46,555
                                                                      ==============

                                                          PRINCIPAL
                                                             AMOUNT
                                                           IN LOCAL           U.S. $
                                                           CURRENCY            VALUE
INVESTMENTS                                                   (000)            (000)
------------------------------------------------------------------------------------
FOREIGN BOND 0.01%

UNITED KINGDOM .01%
British Aerospace 7.450% due 11/29/2003
(Cost $7,361)                                        GBP     20,314   $            6
                                                                      ==============

                                                             SHARES
                                                             ------
SHORT-TERM INVESTMENTS 11.93%

COLLATERAL FOR SECURITIES ON LOAN 7.40%
State Street Navigator Securities Lending Prime
  Portfolio, 1.10%(a)                                USD      3,644            3,644
                                                                      --------------

                                                          PRINCIPAL
                                                             AMOUNT
                                                           IN LOCAL
                                                           CURRENCY
                                                              (000)
                                                              -----
REPURCHASE AGREEMENT 4.53%
Repurchase Agreement dated 6/30/2003, 1.10%
  due 7/1/2003 with State Street Bank &
  Trust Co. collateralized by $2,275,000 of
  Federal Home Loan Bank at 1.37% due 5/3/2004;
  value: $2,281,493; proceeds: $2,234,224            USD      2,234            2,234
                                                                      --------------
TOTAL SHORT TERM INVESTMENTS
(Cost $5,877,699)                                                              5,878
                                                                      ==============
TOTAL INVESTMENTS
106.43% (Cost $47,779,528)                                            $       52,439
                                                                      ==============

  * Non-income producing security.
  ^ All (or a portion) of security on loan.
(a) Rate shown reflects 7 day yield as of June 30, 2003.
GBP British Pound
USD U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITIES PRESENTED BY INDUSTRY:

Banks                                                         15.92%
Advertising                                                    2.24%
Aerospace & Defense                                            0.01%
Apparel Retail                                                 1.36%
Application Software                                           1.49%
Biotechnology                                                  1.56%
Broadcasting & Cable Television                                2.59%
Computer Hardware                                              1.66%
Construction & Engineering                                     1.34%
Data Processing & Outsourced Services                          1.78%
Diversified Capital Markets                                    1.30%
Diversified Financial Services                                 1.36%
Electric Utilities                                             1.36%
General Merchandise Stores                                     1.52%
Health Care Distrib & Services                                 1.57%
Health Care Equipment                                          0.60%
Health Care Services                                           1.81%
Health Care Supplies                                           1.34%
Home Improvement Retail                                        1.31%
Household Products                                             1.46%
Housewares & Specialties                                       1.53%
Hypermarkets & Super Centers                                   1.37%
Industrial Conglomerates                                       1.30%
Industrial Machinery                                           1.37%
Integrated Oil & Gas                                           5.28%
Integrated Telecommunication                                   1.46%
Internet Retail                                                3.87%
Internet Software & Services                                   1.65%
Leisure Products                                               1.32%
Life & Health Insurance                                        2.36%
Office Electronics                                             1.77%
Office Services & Supplies                                     1.33%
Personal Products                                              1.21%
Pharmaceuticals                                                7.60%
Publishing & Printing                                          2.99%
Real Estate Investment Trusts                                  2.98%
Regional Banks                                                 1.34%
Restaurants                                                    2.76%
Semiconductor & Semiconductor Equipment                        1.31%
Short-Term Investments                                        11.93%
Specialty Stores                                               0.49%
Systems Software                                               1.46%
Telecommunications Equipment                                   1.40%
Wireless Telecomm Services                                     2.77%
                                                             ------
TOTAL                                                        106.43%
                                                             ------

                       SEE NOTES TO FINANCIAL STATEMENTS.

LORD ABBETT GLOBAL INCOME FUND

MARKET REVIEW(1)

   Economic fundamentals remained weak in Europe and Asia. In response, the European Central Bank (ECB) lowered a key interest rate 50 basis points. Signs of economic recovery in the United States were somewhat more encouraging as the second quarter of 2003 ended. On June 25, the U.S. Federal Reserve Board lowered the fed funds rate to 1%, its lowest level in 45 years, to provide additional stimulus to the economy and to avert the risk-albeit small-of deflation. Given the low interest-rate environment globally, investors continued to search for yield, favoring higher-yielding, lower-quality credits in the bond markets.

FUND REVIEW(1)

   The Lord Abbett Global Income Fund (the "Fund") returned 7.1%(2) for the six months ended June 30, 2003, compared with its benchmark, the Lehman Brothers Global Aggregate Index,(3) which returned 6.8% in the same period. Standardized Average Annual Total Returns(4) for 1 year, 5 years and 10 years were 9.57%, 3.01% and 4.52%, respectively, as of June 30, 2003. The 30-day SEC yield for the period ended June 30, 2003:(5) Class A: 2.12%.

   The greatest contribution to the Fund's performance came from the portfolio's modest positions in high-yield corporate bonds and emerging market securities. In the corporate bond market, the Fund benefited from holdings in the utilities/energy sector, which continued to show improvement from weakness in earlier quarters. Positions in sovereign bonds, particularly in emerging markets, also added to performance. These included bonds of Russia and Bulgaria.

   The Fund maintained an overweight position in European currencies, especially the euro, as that currency strengthened in world markets. Positions in the euro added to performance. Finally, positions at the short end of the yield curve benefited performance, as short-term interest rates faced downward pressure relative to long-term rates and the curve steepened.

   Detracting from performance were positions in the Japanese yen, as the Japanese government continued to intervene against market forces.

(1) The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Reflects performance at the Net Asset Value (NAV) of Class A shares, with all distributions reinvested, for the period ended June 30, 2003.

(3) The Lehman Brothers Global Aggregate Index is a broad-based measure of the global investment-grade, fixed-income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate and the Asian Pacific Aggregate Indices. The index also includes Eurodollar and Euro-Yen corporate bonds, Canadian Government securities and USD investment-grade 144A securities.

(4) Reflects performance at the maximum 4.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

(5) The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during the 30-day period ended June 30, 2003 by the maximum offering price per share on the last day of the period.

IMPORTANT PERFORMANCE AND OTHER INFORMATION A NOTE ABOUT RISK: See notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, therefore, its allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
GLOBAL INCOME FUND JUNE 30, 2003

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                     INTEREST        MATURITY         CURRENCY              US $
INVESTMENTS                                              RATE            DATE            (000)             VALUE
----------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 103.61%

FOREIGN BONDS 55.17%

AUSTRALIA 0.19%
Australian Government(a)                                 7.50%      7/15/2005   AUD        177    $      125,749
                                                                                                  --------------
BELGIUM 2.95%
Belgium Kingdom(a)                                       7.25%      4/29/2004   EUR      1,630         1,950,664
                                                                                                  --------------
BULGARIA 0.24%
Republic of Bulgaria+                                    8.25%      1/15/2015   USD        135           159,638
                                                                                                  --------------
CANADA 2.25%
Government of Canada(a)                                  5.50%       6/1/2010   CAD        877           697,643
Government of Canada(a)                                  7.50%      12/1/2003   CAD        855           642,104
Telus Corp.                                              8.00%       6/1/2011   USD        130           150,800
                                                                                                  --------------
TOTAL                                                                                                  1,490,547
                                                                                                  --------------
COLOMBIA 0.29%
Republic of Colombia                                    10.75%      1/15/2013   USD        165           193,462
                                                                                                  --------------
ECUADOR 0.06%
Republic of Ecuador+                                     6.00%#     8/15/2030   USD         65            39,812
                                                                                                  --------------
FRANCE 1.88%
France Telecom                                          10.00%#      3/1/2031   USD        155           215,238
French Treasury Note(a)                                  4.50%      7/12/2006   EUR        735           889,797
Vivendi Universal+                                       9.25%      4/15/2010   USD        125           142,813
                                                                                                  --------------
TOTAL                                                                                                  1,247,848
                                                                                                  --------------
GERMANY 11.09%
Bundesobligation(a)                                      4.25%      2/15/2008   EUR        185           224,056
Bundesobligation(a)                                      5.00%      2/17/2006   EUR      1,410         1,723,769
Deutsche Bundesrepublik(a)                               4.75%       7/4/2028   EUR         39            45,142
Deutsche Bundesrepublik(a)                               5.25%       7/4/2010   EUR      2,386         3,046,340
Deutsche Bundesrepublik(a)                               5.25%       1/4/2011   EUR        969         1,238,551
Kredit Wiederauf(a)                                     5.625%     11/27/2007   EUR        835         1,063,763
                                                                                                  --------------
TOTAL                                                                                                  7,341,621
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                     INTEREST        MATURITY         CURRENCY              US $
INVESTMENTS                                              RATE            DATE            (000)             VALUE
----------------------------------------------------------------------------------------------------------------
GREECE 2.28%
Hellenic Republic(a)                                     3.50%      4/18/2008   EUR        975    $    1,143,981
Hellenic Republic(a)                                     5.25%      5/18/2012   EUR        290           368,197
                                                                                                  --------------
TOTAL                                                                                                  1,512,178
                                                                                                  --------------
IRELAND 0.21%
JSG Funding PLC(a)                                     10.125%      10/1/2012   EUR        110           137,687
                                                                                                  --------------
ISRAEL 0.10%
State of Israel                                         4.625%      6/15/2013   USD         70            68,335
                                                                                                  --------------
ITALY 2.42%
Buoni Poliennali Del Tes(a)                              6.00%       5/1/2031   EUR      1,175         1,604,976
                                                                                                  --------------
JAPAN 10.61%
Development Bank of Japan(a)                            2.875%     12/20/2006   JPY    170,000         1,544,335
European Investment Bank(a)                              3.00%      9/20/2006   JPY    186,000         1,690,059
Japan - 58 (20 Year Issue)(a)                            1.90%      9/20/2022   JPY     36,000           337,773
Japan Fin Corp. Muni Ent(a)                              1.55%      2/21/2012   JPY    191,000         1,695,542
Japan Govt 10-YR(a)                                      1.60%      3/21/2011   JPY    196,950         1,758,793
                                                                                                  --------------
TOTAL                                                                                                  7,026,502
                                                                                                  --------------
MEXICO 1.66%
United Mexican States(a)                                5.375%      6/10/2013   EUR        350           389,309
United Mexican States                                   6.375%      1/16/2013   USD        290           308,125
United Mexican States+(a)                                7.50%       3/8/2010   EUR        315           402,264
                                                                                                  --------------
TOTAL                                                                                                  1,099,698
                                                                                                  --------------
NETHERLANDS 6.65%
Deutsche Telekom Fin                                     9.25%       6/1/2032   USD         49            67,978
Netherlands Government(a)                                3.00%      7/15/2006   EUR      3,000         3,497,577
Netherlands Government(a)                                5.75%      2/15/2007   EUR        658           835,570
                                                                                                  --------------
TOTAL                                                                                                  4,401,125
                                                                                                  --------------
PANAMA 0.17%
Republic of Panama                                      8.875%      9/30/2027   USD        100           109,250
                                                                                                  --------------
PERU 0.27%
Republic of Peru                                        9.875%       2/6/2015   USD        160           176,000
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                     INTEREST        MATURITY         CURRENCY              US $
INVESTMENTS                                              RATE            DATE            (000)             VALUE
----------------------------------------------------------------------------------------------------------------
PHILIPPINES 0.10%
Republic of Philippines                                 8.375%      3/12/2009   USD         60    $       64,050
                                                                                                  --------------
ROMANIA 0.52%
Romania(a)                                             10.625%      6/27/2008   EUR        250           344,613
                                                                                                  --------------
RUSSIA 0.47%
Russian Federation+                                      5.00%#     3/31/2030   USD        319           310,228
                                                                                                  --------------
SPAIN 5.16%
Spanish Government(a)                                    6.00%      1/31/2008   EUR      2,633         3,412,665
                                                                                                  --------------
SWEDEN 1.29%
Swedish Government(a)                                    8.00%      8/15/2007   SEK      5,825           853,068
                                                                                                  --------------
TURKEY 0.41%
Republic of Turkey                                      9.875%      3/19/2008   USD        268           269,005
                                                                                                  --------------
UKRAINE 0.34%
Ukraine Government+                                      7.65%      6/11/2013   USD        225           224,298
                                                                                                  --------------
UNITED KINGDOM 3.56%
European Investment Bank(a)                              6.25%      12/7/2008   GBP        657         1,204,509
United Kingdom Treasury(a)                               6.00%      12/7/2028   GBP        300           605,974
United Kingdom Treasury(a)                               9.00%      7/12/2011   GBP        249           548,136
                                                                                                  --------------
TOTAL                                                                                                  2,358,619
                                                                                                  --------------
TOTAL FOREIGN BONDS (Cost $32,016,171)                                                                36,521,638
                                                                                                  ==============
UNITED STATES BONDS 48.44%

UNITED STATES 48.44%
AES Corp.+                                               8.75%      5/15/2013   USD        150           156,750
Agco Corp.                                               8.50%      3/15/2006   USD         15            15,037
Airgas, Inc.                                             7.75%      9/15/2006   USD        125           130,625
AK Steel Corp.^                                         7.875%      2/15/2009   USD         80            68,400
American Greetings Corp.                                 6.10%       8/1/2028   USD         85            87,125
American Standard, Inc.                                 7.625%      2/15/2010   USD        120           136,800
AOL Time Warner, Inc.                                   6.125%      4/15/2006   USD         65            71,129
AOL Time Warner, Inc.                                    6.75%      4/15/2011   USD        140           159,690
AT&T Corp.                                               8.50%#    11/15/2031   USD         30            34,135

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                     INTEREST        MATURITY         CURRENCY              US $
INVESTMENTS                                              RATE            DATE            (000)             VALUE
----------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc.                             8.75%       3/1/2031   USD         54    $       66,985
BECO                                                     6.45%      9/15/2005   USD        394           398,638
Browning Ferris Industries                              6.375%      1/15/2008   USD         85            84,575
Calpine Corp.                                           7.875%       4/1/2008   USD         85            65,450
Chesapeake Energy Corp.                                 8.375%      11/1/2008   USD         90            97,875
Citibank Credit Card Master Trust                        5.50%      2/15/2006   USD        625           642,206
Constellation Energy Group, Inc.                         4.55%      6/15/2015   USD        113           108,120
Corn Products Int'l., Inc.                               8.45%      8/15/2009   USD        125           143,125
Credit Suisse First Boston, Inc.                         5.96%     11/11/2030   USD        867           939,071
CRH America, Inc.                                        6.95%      3/15/2012   USD        125           146,099
CSC Holdings, Inc.                                      8.125%      8/15/2009   USD         75            78,000
Daimler Chrysler Auto Trust                              6.11%      11/8/2004   USD        379           381,726
Dayton Hudson Credit Card Trust                          5.90%      5/25/2006   USD        500           501,974
Dean Foods Co.                                           8.15%       8/1/2007   USD         90           100,350
Dillard's, Inc.                                          6.43%       8/1/2004   USD         85            85,850
Discover Card Master Trust                               5.85%      1/17/2006   USD        750           753,094
Dow Chemical Co.                                         5.97%      1/15/2009   USD        230           253,816
Dun & Bradstreet Corp.                                  6.625%      3/15/2006   USD        237           258,289
Duquesne Light Co.                                       6.70%      4/15/2012   USD         85            98,084
Dynegy, Inc.                                            8.125%      3/15/2005   USD         35            34,213
Enterprise Products Operating                            7.50%       2/1/2011   USD        360           432,154
Federal Home Loan Mortgage Corp.                        1.688%#    12/15/2008   USD          3             3,178
Federal Home Loan Mortgage Corp.(a)                      4.75%      1/15/2013   EUR        151           184,483
Federal Home Loan Mortgage Corp. Gold(c)                 5.50%            TBA   USD        750           777,891
Federal Home Loan Mortgage Corp. Gold(c)                 6.00%            TBA   USD        600           622,125
Federal Home Loan Mortgage Corp. Gold                    6.00%       6/1/2017   USD        134           139,831
Federal Home Loan Mortgage Corp. Gold                    7.00%       7/1/2031   USD        464           486,453
Federal National Mortgage Assoc.(c)                      4.50%            TBA   USD        490           499,953
Federal National Mortgage Assoc.                         4.75%      2/21/2013   USD        920           950,576
Federal National Mortgage Assoc.(c)                      5.00%            TBA   USD      1,280         1,311,932
Federal National Mortgage Assoc.(c)                      5.50%            TBA   USD        630           649,294
Federal National Mortgage Assoc.                         6.00%      1/18/2012   USD        200           212,608
Federal National Mortgage Assoc.                         6.25%      3/22/2012   USD      1,400         1,503,047
Federal National Mortgage Assoc.                         6.50%       2/1/2028   USD      1,230         1,284,799
Federal National Mortgage Assoc.                         6.50%       8/1/2032   USD      1,020         1,064,003

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                     INTEREST        MATURITY         CURRENCY              US $
INVESTMENTS                                              RATE            DATE            (000)             VALUE
----------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assoc.                        6.625%     11/15/2030   USD      1,000    $    1,233,026
Federal National Mortgage Assoc.                         6.75%       3/1/2005   USD         --(b)            366
Ferro Corp.                                             9.125%       1/1/2009   USD        265           311,637
First Chicago Master Trust                               1.38%#     8/15/2005   USD        910           910,719
First USA Credit Card Master Trust                      1.243%#    12/19/2006   USD        375           375,411
FMC Corp.                                                6.75%       5/5/2005   USD        105           105,525
Ford Credit Auto Owner Trust                             1.23%#     6/15/2004   USD        205           204,705
Ford Credit Auto Owner Trust                             6.62%      7/15/2004   USD         95            95,224
Ford Motor Credit Corp.                                 6.875%       2/1/2006   USD      1,045         1,108,982
Fort James Corp.                                        6.875%      9/15/2007   USD        110           112,475
General Electric Capital Corp.                           6.75%      3/15/2032   USD        120           140,831
General Electric Co.                                     5.00%       2/1/2013   USD         75            79,370
General Motors Corp.(c)                                 8.375%      7/15/2033   USD         40            39,372
GMAC Comm. Mtg. Sec., Inc.                              4.079%      5/10/2036   USD        380           378,528
GMAC Mortgage Corp.                                      8.00%      11/1/2031   USD        185           182,016
Harrah's Operating Co., Inc.                             8.00%       2/1/2011   USD         85           102,619
HCA, Inc.                                                6.95%       5/1/2012   USD        100           106,744
Houghton Mifflin Co.+                                    8.25%       2/1/2011   USD         85            90,100
Household Finance Corp.                                 6.375%     10/15/2011   USD        125           142,366
Household Finance Corp.                                 7.625%      5/17/2032   USD         70            89,027
Int'l. Flavors & Fragrances, Inc.                        6.45%      5/15/2006   USD        320           357,501
Kansas City Power & Light                               7.125%     12/15/2005   USD        500           556,887
Key Energy Services, Inc.                               6.375%       5/1/2013   USD         40            40,800
KFW Int'l. Finance(a)                                    6.00%      12/7/2028   GBP        162           311,592
KFW Int'l. Finance(a)                                    6.25%     10/15/2003   EUR        225           261,358
Laboratory Corp. of America                              5.50%       2/1/2013   USD        105           112,628
Lincoln National Corp.                                   6.20%     12/15/2011   USD        125           140,556
Manor Care, Inc.+                                        6.25%       5/1/2013   USD        100           104,000
MBNA Master Credit Card Trust                            1.45%#     1/16/2007   USD        330           330,966
Meadwestvaco Corp.                                       6.80%     11/15/2032   USD         60            65,831
Morgan Stanley                                           6.75%      4/15/2011   USD        160           187,439
Niagara Mohawk Holdings, Inc.                           5.375%      10/1/2004   USD         90            94,053
Oshkosh Truck Corp.                                      8.75%       3/1/2008   USD        150           156,375
Park Place Entertainment Corp.                           7.50%       9/1/2009   USD        155           170,500
Pfizer, Inc.(a)                                          0.80%      3/18/2008   JPY    175,000         1,480,703
Quest Diagnostics, Inc.                                  7.50%      7/12/2011   USD        125           150,725

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                     PRINCIPAL
                                                                                        AMOUNT
                                                                                      IN LOCAL
                                                     INTEREST        MATURITY         CURRENCY              US $
INVESTMENTS                                              RATE            DATE            (000)             VALUE
----------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.+(c)                              9.50%      7/15/2013   USD        100    $      101,250
Residential Asset Sec. Corp.                             6.90%      8/25/2027   USD        186           189,069
Saks, Inc.                                               7.50%      12/1/2010   USD         90            93,375
Scholastic Corp.                                         5.75%      1/15/2007   USD        150           164,144
Sears Roebuck Acceptance Corp.                           7.00%       6/1/2032   USD         25            28,056
Semco Energy, Inc.+                                     7.125%      5/15/2008   USD        100           105,000
Sonat, Inc.                                             7.625%      7/15/2011   USD         48            43,920
Sprint Capital Corp.                                     8.75%      3/15/2032   USD         18            21,623
TECO Energy, Inc.                                        7.50%      6/15/2010   USD        175           179,375
The Goldman Sachs Group, Inc.                           6.125%      2/15/2033   USD         25            26,904
The Goldman Sachs Group, Inc.                            6.60%      1/15/2012   USD        190           221,145
The Goldman Sachs Group, Inc.                           6.875%      1/15/2011   USD         90           106,355
Titan Corp.+                                             8.00%      5/15/2011   USD         90            95,850
Triton PCS, Inc.^                                       9.375%       2/1/2011   USD         75            77,063
TRW Automotive, Inc.+                                   9.375%      2/15/2013   USD         65            70,850
U.S. Treasury Bond                                       5.25%      2/15/2029   USD        545           593,603
U.S. Treasury Note                                      2.125%     10/31/2004   USD        300           304,090
U.S. Treasury Note                                      5.625%      5/15/2008   USD        200           229,344
U.S. Treasury Note                                       6.50%      2/15/2010   USD        210           254,830
U.S. Treasury Note Inflation Indexed Bond(d)             3.00%      7/15/2012   USD        762           839,519
U.S. Treasury Strips                              Zero Coupon       8/15/2020   USD      1,182           521,191
Vanderbilt Mortgage Fin. Trust                          6.975%       1/7/2014   USD         89            89,948
Verizon Global Funding Corp.                             7.25%      12/1/2010   USD        240           288,735
Viacom, Inc.                                             5.50%      5/15/2033   USD         45            44,898
Wachovia Bank Commercial Mortgage(c)                    2.986%      6/15/2035   USD        385           379,105
Waste Management, Inc.                                   7.10%       8/1/2026   USD         78            89,529
Waste Management, Inc.                                  7.375%       8/1/2010   USD        155           186,253
Weyerhaeuser Co.                                        7.375%      3/15/2032   USD         30            34,597
Xerox Corp.                                              5.50%     11/15/2003   USD         85            85,850
XTO Energy, Inc.+                                        6.25%      4/15/2013   USD         50            53,375
                                                                                                  --------------
TOTAL UNITED STATES BONDS (Cost $30,727,005)                                                          32,069,361
                                                                                                  ==============
TOTAL LONG-TERM INVESTMENTS (Cost $62,743,176)                                                        68,590,999
                                                                                                  ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                             SHARES             US $
INVESTMENTS                                                    (000)           VALUE
------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 1.68%

COLLATERAL FOR SECURITIES ON LOAN 0.23%
State Street Navigator Securities Lending Prime
  Portfolio, 1.10%(e)                                USD        153   $      152,775
                                                                      --------------

                                                          PRINCIPAL
                                                             AMOUNT
                                                           IN LOCAL
                                                           CURRENCY
                                                              (000)
                                                              -----
REPURCHASE AGREEMENT 1.45%
Repurchase Agreement dated 6/30/2003, 1.10%
  due 7/1/2003 with State Street Bank & Trust Co.
  collateralized by $960,000 of Federal National
  Mortgage Assoc. at 4.125% due 8/15/2003;
  value: $978,399; proceeds: $957,785                USD        958          957,756
                                                                      --------------
TOTAL SHORT-TERM INVESTMENTS (Cost $1,110,531)                             1,110,531
                                                                      ==============
TOTAL INVESTMENTS 105.29% (Cost $63,853,707)                          $   69,701,530
                                                                      ==============

  + Restricted security under Rule 144A.
  ^ All (or a portion) of security on loan.
  # Variable rate security. The interest rate represents the rate at June 30,
    2003.
(a) Investment in non-U.S. dollar denominated securities (52.02% of total investments).
    The remaining securities (47.98% of total investments) are invested in U.S. dollar denominated securities.
(b) Amount represents less than $1,000 principal.
(c) Securities purchased on a when-issued basis.
(d) Securities with their prinicpal amount adjusted for inflation.
(e) Rate shown reflects 7 day yield as of June 30, 2003.
TBA To be announced. Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
AUD Australian Dollar
CAD Canadian Dollar
EUR Euro
GBP British Pound
JPY Japanese Yen
SEK Swedish Krona
USD U.S. Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITIES PRESENTED BY INDUSTRY:

Aerospace/Defense                                              0.14%
Apparel/Textiles                                               0.04%
Auto Parts & Equipment                                         0.11%
Automotive                                                     0.87%
Banking                                                        4.89%
Brokerage                                                      0.28%
Building & Construction                                        0.22%
Building Materials                                             0.21%
Chemicals                                                      1.21%
Consumer-Products                                              0.67%
Electric-Integrated                                            0.27%
Electric-Generation                                            0.49%
Electric-Integrated                                            1.25%
Energy-Exploration & Production                                0.23%
Environmental                                                  0.54%
Food-Wholesale                                                 0.37%
Foreign Sovereign                                             34.89%
Forestry/Paper                                                 0.53%
Gaming                                                         0.41%
Gas Distribution                                               0.12%
Health Services                                                2.95%
Integrated Energy                                              0.82%
Investments & Misc Financial Services                         16.91%
Machinery                                                      0.02%
Media-Diversified                                              0.56%
Media-Cable                                                    0.12%
Mortgage Backed                                                0.57%
Mortgage Banks & Thrifts                                       0.57%
Non-Electric Utilities                                         0.16%
Non-Food & Drug Retailers                                      0.27%
Office Equipment                                               0.13%
Oil Field Equipment & Services                                 0.06%
Printing & Publishing                                          0.38%
Short-Term Investments                                         1.68%
Sovereign                                                     11.19%
Steel Producers/Products                                       0.10%
Telecom-Integrated/Services                                    0.38%
Telecom-Wireless                                               0.25%
Theaters & Entertainment                                       0.07%
U.S. Government Sponsored Enterprise Securities               16.22%
U.S. Treasury                                                  4.14%
                                                             ------
TOTAL                                                        105.29%
                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

                                                                                           GLOBAL            GLOBAL
                                                                                      EQUITY FUND       INCOME FUND
ASSETS:
  Investment in securities, at cost                                                $   47,779,528    $   63,853,707
-------------------------------------------------------------------------------------------------------------------
  Investment in securities, at value                                               $   52,439,431    $   69,701,530
  Cash                                                                                          -            87,467
  Foreign cash, at value (cost $1,144,504 and $79,151, respectively)                    1,224,850            78,793
  Receivables:
    Interest and dividends                                                                137,839         1,121,157
    Investment securities sold                                                          2,274,084         4,033,963
    Capital shares sold                                                                   101,420            95,044
    From Lord, Abbett & Co. LLC                                                             1,669             2,840
  Prepaid expenses and other assets                                                           781                 -
-------------------------------------------------------------------------------------------------------------------
  TOTAL ASSETS                                                                         56,180,074        75,120,794
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                             3,643,544           152,775
  Payables:
    Investment securities purchased                                                     2,953,074         8,351,224
    Capital shares reacquired                                                              83,050            35,648
    Management fees                                                                        30,282            27,639
    12b-1 distribution fees                                                                21,434            33,139
    Fund administration                                                                     7,325            12,393
    Directors' fees                                                                        28,528            54,098
  Dividends payable                                                                             -           159,013
  Accrued expenses and other liabilities                                                  142,876            94,321
-------------------------------------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                                     6,910,113         8,920,250
===================================================================================================================
NET ASSETS                                                                         $   49,269,961    $   66,200,544
===================================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $   57,230,822    $   71,441,414
Undistributed (distributions in excess of) net investment income                           99,367          (724,846)
Accumulated net realized loss on investments, futures
  contracts and foreign currency related transactions                                 (12,805,506)      (10,413,441)
Net unrealized appreciation on investments and translation
  of assets and liabilities denominated in foreign currencies                           4,745,278         5,897,417
-------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   49,269,961    $   66,200,544
===================================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                     $   41,122,830    $   56,591,655
Class B Shares                                                                     $    5,080,370    $    3,733,640
Class C Shares                                                                     $    3,066,761    $    4,118,570
Class P Shares                                                                     $            -    $    1,756,679
OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                          4,367,046         7,803,175
Class B Shares                                                                            560,771           513,774
Class C Shares                                                                            338,052           566,591
Class P Shares                                                                                  -           243,599
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                     $         9.42    $         7.25
Class A Shares-Maximum offering price
  (Net asset value plus sales charge of 5.75% and 4.75%, respectively)             $         9.99    $         7.61
Class B Shares-Net asset value                                                     $         9.06    $         7.27
Class C Shares-Net asset value                                                     $         9.07    $         7.27
Class P Shares-Net asset value                                                     $            -    $         7.21
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

                                                                                           GLOBAL            GLOBAL
                                                                                      EQUITY FUND       INCOME FUND
INVESTMENT INCOME:
Dividends                                                                          $      562,713    $            -
Interest                                                                                  123,636         1,240,303
Securities lending                                                                         13,926               673
Foreign withholding tax                                                                   (39,781)           (5,358)
-------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   660,494         1,235,618
-------------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fees                                                                           166,862           161,116
12b-1 distribution plan-Class A                                                            58,305           102,070
12b-1 distribution plan-Class B                                                            22,094            17,646
12b-1 distribution plan-Class C                                                            13,176            17,519
12b-1 distribution plan-Class P                                                                 -             3,164
Shareholder servicing                                                                     192,615            49,860
Professional                                                                               15,684            22,969
Reports to shareholders                                                                    12,396            14,568
Fund administration                                                                         8,959            13,115
Custody                                                                                     6,697            11,656
Directors' fees                                                                               863               925
Registration                                                                               34,482            51,361
-------------------------------------------------------------------------------------------------------------------
Gross expenses                                                                            532,133           465,969
  Expense reductions                                                                         (268)             (423)
-------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                              531,865           465,546
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     128,629           770,072
-------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain (loss) on investments and
  foreign currency related transactions                                                  (584,495)        2,710,720
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                                    6,061,898           911,535
===================================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                        5,477,403         3,622,255
===================================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    5,606,032    $    4,392,327
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
Six Months Ended June 30, 2003

                                                                                           GLOBAL            GLOBAL
INCREASE IN NET ASSETS                                                                EQUITY FUND       INCOME FUND
OPERATIONS:
Net investment income                                                              $      128,629    $      770,072
Net realized gain (loss) on investments
  and foreign currency related transactions                                              (584,495)        2,710,720
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                                    6,061,898           911,535
-------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    5,606,032         4,392,327
===================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                                       -        (1,140,624)
  Class B                                                                                       -           (60,886)
  Class C                                                                                       -           (61,237)
  Class P                                                                                       -           (27,867)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                             -        (1,290,614)
===================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                       7,579,526         9,706,546
Reinvestment of distributions                                                                   -         1,060,780
Cost of shares reacquired                                                              (8,084,299)      (10,000,255)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM CAPITAL SHARE TRANSACTIONS                                              (504,773)          767,071
===================================================================================================================
NET INCREASE IN NET ASSETS                                                              5,101,259         3,868,784
===================================================================================================================
NET ASSETS
Beginning of period                                                                    44,168,702        62,331,760
-------------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                      $   49,269,961    $   66,200,544
===================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
  NET INVESTMENT INCOME                                                            $       99,367    $     (724,846)
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
Year Ended December 31, 2002

                                                                                           GLOBAL            GLOBAL
INCREASE (DECREASE) IN NET ASSETS                                                     EQUITY FUND       INCOME FUND
OPERATIONS:
Net investment income                                                              $      109,538    $    1,754,843
Net realized loss on investments, futures contracts
  and foreign currency related transaction                                             (7,613,223)          (35,548)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in
  foreign currencies                                                                   (1,357,869)        6,133,197
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        (8,861,554)        7,852,492
===================================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                                                (126,911)       (1,975,221)
  Class B                                                                                       -           (67,909)
  Class C                                                                                       -           (81,891)
  Class P                                                                                       -           (43,835)
Paid-in capital
  Class A                                                                                       -          (856,981)
  Class B                                                                                       -           (29,464)
  Class C                                                                                       -           (35,529)
  Class P                                                                                       -           (19,019)
-------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                      (126,911)       (3,109,849)
===================================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                                      24,423,505        15,838,843
Reinvestment of distributions                                                             120,282         2,406,368
Cost of shares reacquired                                                             (25,232,326)      (17,302,170)
-------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  FROM CAPITAL SHARE TRANSACTIONS                                                        (688,539)          943,041
===================================================================================================================
NET INCREASE (DECREASE) IN NET ASSETS                                                  (9,677,004)        5,685,684
===================================================================================================================
NET ASSETS
Beginning of year                                                                      53,845,706        56,646,076
-------------------------------------------------------------------------------------------------------------------
END OF YEAR                                                                        $   44,168,702    $   62,331,760
===================================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                   $      (29,262)   $     (204,304)
===================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
GLOBAL EQUITY FUND

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      8.33       $   10.02     $   12.98     $   13.82     $   12.29     $   12.08
                                           ===========       =========     =========     =========     =========     =========
Investment operations:
  Net investment income (loss)(a)                  .03             .03          (.02)         (.05)         (.09)          .01
  Net realized and
    unrealized gain (loss)                        1.06           (1.69)        (2.94)          .65          1.62          1.08
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment operations              1.09           (1.66)        (2.96)          .60          1.53          1.09
                                           -----------       ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                              -            (.03)            -             -             -          (.03)
  Net realized gain                                  -               -             -         (1.44)            -          (.85)
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total distributions                              -            (.03)            -         (1.44)            -          (.88)
                                           -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $      9.42       $    8.33     $   10.02     $   12.98     $   13.82     $   12.29
                                           ===========       =========     =========     =========     =========     =========
Total Return(b)                                  13.09%(c)      (16.58)%      (22.80)%        4.78%        12.37%         9.07%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                    1.12%(c)        2.29%         1.99%         1.78%         1.94%         1.66%
  Expenses, excluding expense
    reductions                                    1.12%(c)        2.29%         2.01%         1.79%         1.94%         1.66%
  Net investment income (loss)                     .36%(c)         .30%         (.19)%        (.34)%        (.77)%         .06%

                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2002          2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $    41,123       $  37,555     $  47,016     $  64,288     $  66,975     $  75,524
  Portfolio turnover rate                        21.09%          43.52%        97.27%        41.21%        78.74%        89.48%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      8.04       $    9.70     $   12.65     $   13.60     $   12.18     $   12.03
                                           ===========       =========     =========     =========     =========     =========
Investment operations:
  Net investment income (loss)(a)                    -(d)         (.03)         (.09)         (.14)         (.17)         (.09)
  Net realized and
    unrealized gain (loss)                        1.02           (1.63)        (2.86)          .63          1.59          1.09
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment operations              1.02           (1.66)        (2.95)          .49          1.42          1.00
                                           -----------       ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net realized gain                                  -               -             -         (1.44)            -          (.85)
                                           -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $      9.06       $    8.04     $    9.70     $   12.65     $   13.60     $   12.18
                                           ===========       =========     =========     =========     =========     =========
Total Return(b)                                  12.69%(c)      (17.11)%      (23.32)%        4.12%        11.49%         8.37%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                    1.47%(c)        2.92%         2.62%         2.40%         2.57%         2.37%
  Expenses, excluding expense
    reductions                                    1.47%(c)        2.92%         2.64%         2.41%         2.57%         2.37%
  Net investment income (loss)                     .01%(c)        (.33)%        (.82)%        (.92)%       (1.42)%        (.70)%

                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2002          2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $     5,080       $   4,208     $   4,568     $   5,615     $   3,686     $   2,781
  Portfolio turnover rate                        21.09%          43.52%        97.27%        41.21%        78.74%        89.48%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      8.06       $    9.73     $   12.69     $   13.63     $   12.20     $   12.05
                                           ===========       =========     =========     =========     =========     =========
Investment operations:
  Net investment loss(a)                             -(d)         (.03)         (.08)         (.14)         (.17)         (.09)
  Net realized and
    unrealized gain (loss)                        1.01           (1.64)        (2.88)          .64          1.60          1.09
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment operations              1.01           (1.67)        (2.96)          .50          1.43          1.00
                                           -----------       ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from
  net realized gain                                  -               -             -         (1.44)            -          (.85)
                                           -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $      9.07       $    8.06     $    9.73     $   12.69     $   13.63     $   12.20
                                           ===========       =========     =========     =========     =========     =========
Total Return(b)                                  12.67%(c)      (17.16)%      (23.33)%        4.19%        11.56%         8.35%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                    1.47%(c)        2.92%         2.62%         2.40%         2.57%         2.37%
  Expenses, excluding expense
    reductions                                    1.47%(c)        2.92%         2.64%         2.41%         2.57%         2.37%
  Net investment loss                            (.08)%(c)        (.33)%        (.78)%        (.94)%       (1.44)%        (.69)%

                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2002          2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $     3,067       $   2,406     $   2,262     $   3,027     $   2,305     $   1,788
  Portfolio turnover rate                        21.09%          43.52%        97.27%        41.21%        78.74%        89.48%
==============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Not annualized.
(d) Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

GLOBAL INCOME FUND

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      6.91       $    6.35     $    6.65     $    7.16     $    8.44     $    8.09
                                           ===========       =========     =========     =========     =========     =========
Investment operations:
  Net investment income
    (net of interest expense)(a)                   .09             .20           .25        (e).23           .47           .55
  Net realized and
    unrealized gain (loss)                         .40             .72          (.12)         (.25)        (1.26)          .30
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment operations               .49             .92           .13          (.02)         (.79)          .85
                                           -----------       ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                           (.15)           (.25)         (.40)            -          (.39)         (.50)
  Paid-in capital                                    -            (.11)         (.03)         (.49)         (.10)            -
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total distributions                           (.15)           (.36)         (.43)         (.49)         (.49)         (.50)
                                           -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $      7.25       $    6.91     $    6.35     $    6.65     $    7.16     $    8.44
                                           ===========       =========     =========     =========     =========     =========
Total Return(b)                                   7.05%(d)       14.90%         1.87%         (.03)%       (9.47)%       10.79%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                     .68%(d)        1.44%         1.25%         1.25%         1.24%         1.18%
  Expenses, excluding expense
    reductions                                     .68%(d)        1.44%         1.29%         1.31%         1.24%         1.18%
  Net investment income                           1.22%(d)        3.09%         3.85%         3.42%         6.08%         6.75%

                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2002          2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $    56,592       $  55,419     $  52,449     $  62,592     $  86,015     $ 119,447
  Portfolio turnover rate                       115.70%         216.16%       393.95%       406.50%       314.07%       359.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
 (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      6.92       $    6.37     $    6.67     $    7.17     $    8.44     $    8.09
                                           ===========       =========     =========     =========     =========     =========
Investment operations:
  Net investment income
    (net of interest expense)(a)                   .06             .16           .21(e)        .19           .43           .49

  Net realized and
    unrealized gain (loss)                         .41             .71          (.12)         (.25)        (1.26)          .30
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment operations               .47             .87           .09          (.06)         (.83)          .79
                                           -----------       ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                           (.12)           (.22)         (.36)            -          (.35)         (.44)
  Paid-in capital                                    -            (.10)         (.03)         (.44)         (.09)            -
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total distributions                           (.12)           (.32)         (.39)         (.44)         (.44)         (.44)
                                           -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $      7.27       $    6.92     $    6.37     $    6.67     $    7.17     $    8.44
                                           ===========       =========     =========     =========     =========     =========
Total Return(b)                                   6.87%(d)       14.04%         1.28%         (.44)%      (10.11)%       10.03%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                    1.00%(d)        2.06%         1.88%         1.86%         1.89%         1.87%
  Expenses, excluding expense
    reductions                                    1.00%(d)        2.06%         1.92%         1.92%         1.89%         1.87%
  Net investment income                            .90%(d)        2.42%         3.20%         2.79%         5.57%         6.01%

                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2002          2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $     3,734       $   2,842     $   1,519     $   1,317     $   1,508     $   1,522
  Portfolio turnover rate                       115.70%         216.16%       393.95%       406.50%       314.07%       359.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD       $      6.92       $    6.37     $    6.66     $    7.17     $    8.44     $    8.09
                                           ===========       =========     =========     =========     =========     =========
Investment operations:
  Net investment income
    (net of interest expense)(a)                   .06             .17           .21(e)        .19           .43           .50
  Net realized and
    unrealized gain (loss)                         .41             .71          (.11)         (.26)        (1.26)          .29
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment operations               .47             .88           .10          (.07)         (.83)          .79
                                           -----------       ---------     ---------     ---------     ---------     ---------
Distributions to shareholders from:
  Net investment income                           (.12)           (.23)         (.36)            -          (.35)         (.44)
  Paid-in capital                                    -            (.10)         (.03)         (.44)         (.09)            -
                                           -----------       ---------     ---------     ---------     ---------     ---------
    Total distributions                           (.12)           (.33)         (.39)         (.44)         (.44)         (.44)
                                           -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD             $      7.27       $    6.92     $    6.37     $    6.66     $    7.17     $    8.44
                                           ===========       =========     =========     =========     =========     =========
Total Return(b)                                   6.91%(d)       14.19%         1.34%         (.73)%       (9.98)%       10.03%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                    1.00%(d)        1.94%         1.84%         1.90%         1.88%         1.85%
  Expenses, excluding expense
    reductions                                    1.00%(d)        1.94%         1.88%         1.96%         1.88%         1.85%
  Net investment income                            .90%(d)        2.56%         3.23%         2.77%         5.42%         6.08%

                                           SIX MONTHS
                                              ENDED                                  YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                         (UNAUDITED)          2002          2001         2000          1999          1998
------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                           $     4,118       $   2,989     $   2,152     $   1,852     $   2,696     $   4,193
  Portfolio turnover rate                       115.70%         216.16%       393.95%       406.50%       314.07%       359.13%
==============================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                              SIX MONTHS
                                                ENDED                       YEAR ENDED 12/31                  3/14/1999(c)
                                              6/30/2003         ---------------------------------------           TO
                                              (UNAUDITED)         2002            2001            2000         12/31/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD            $   6.87        $   6.32        $   6.62        $   7.16        $   7.91
                                                ========        ========        ========        ========        ========
Investment operations:
  Net investment income
    (net of interest expense)(a)                     .08             .20             .24(e)          .22             .42
  Net realized and unrealized gain (loss)            .40             .71            (.11)           (.28)           (.85)
                                                --------        --------        --------        --------        --------
    Total from investment operations                 .48             .91             .13            (.06)           (.43)
                                                --------        --------        --------        --------        --------
Distributions to shareholders from:
  Net investment income                             (.14)           (.25)           (.40)              -            (.25)
  Paid-in capital                                      -            (.11)           (.03)           (.48)           (.07)
                                                --------        --------        --------        --------        --------
    Total distributions                             (.14)           (.36)           (.43)           (.48)           (.32)
                                                --------        --------        --------        --------        --------
NET ASSET VALUE, END OF PERIOD                  $   7.21        $   6.87        $   6.32        $   6.62        $   7.16
                                                ========        ========        ========        ========        ========
Total Return(b)                                     7.04%(d)       14.82%           1.84%           (.57)%         (5.51)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                       .72%(d)        1.51%           1.33%           1.31%           1.25%(d)
  Expenses, excluding expense
    reductions                                       .72%(d)        1.51%           1.37%           1.37%           1.25%(d)
  Net investment income                             1.18%(d)        2.96%           3.69%           3.34%           5.66%(d)

                                              SIX MONTHS
                                                ENDED                       YEAR ENDED 12/31                  3/14/1999(c)
                                              6/30/2003         ---------------------------------------           TO
SUPPLEMENTAL DATA:                            (UNAUDITED)         2002            2001            2000         12/31/1999
-------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)                                $  1,757        $  1,082        $    526        $    229        $    210
  Portfolio turnover rate                         115.70%         216.16%         393.95%         406.50%         314.07%
========================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares. (d) Not annualized.
(e) Interest expense is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Global Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company. The Company was incorporated under Maryland law on February 23, 1988. The Company consists of the following two portfolios ("Funds") and their respective classes: Equity Series ("Global Equity Fund"), Class A, B, C, and P shares; and Income Series ("Global Income Fund"), Class A, B, C, and P shares. As of the date of this report, no P shares have been issued for Global Equity Fund. Global Equity Fund is diversified as defined under the Act. Global Income Fund is non-diversified.

Global Equity Fund's investment objective is long-term growth of capital and income consistent with reasonable risk. The production of current income is a secondary consideration. Global Income Fund's investment objective is high current income consistent with reasonable risk. Capital appreciation is a secondary consideration. Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, and P shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchase made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of an original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchanges, or, in the case of bonds, in the over-the-counter market if, in the judgment of the Company's officers, that market more accurately reflects the market value of the bonds. Securities traded only in the over-the-counter market are valued at the mean between the latest bid and asked prices, except that securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual Fund are allocated to the Funds within the Company on a pro rata basis. Expenses excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) FOREIGN TRANSACTIONS-The books and records of the Funds are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Funds' records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments, futures contracts and foreign currency related transactions on the Statements of Operations. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Funds may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments, and translation of assets and liabilities denominated in foreign currencies. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments, futures contracts and foreign currency related transactions. At June 30, 2003, there are no forward foreign currency exchange contracts outstanding.

(h) FUTURE CONTRACTS-Futures contracts are marked to market daily, and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally open futures contracts are marked to market for federal income tax purposes at fiscal year-end.

(i) SECURITIES LENDING-The Company, on behalf of the Funds, may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Company's securities if the borrower defaults.

(j) REPURCHASE AGREEMENTS-The Funds may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Company's investment portfolios.

The management fee is based on average daily net assets at the following annual rates:

Global Equity Fund        .75%
Global Income Fund        .50%

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to each Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of each Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Funds.

12b-1 DISTRIBUTION PLANS
Each of the Funds has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                   CLASS A         CLASS B          CLASS C          CLASS P
--------------------------------------------------------------------------------
Service               .25%               .25%             .25%             .20%
Distribution          .10%(1)            .75%             .75%             .25%

(1) In addition, each Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Funds after concessions were paid to authorized dealers for the six months ended June 30, 2003:

                                     DISTRIBUTOR                        DEALERS'
                                     COMMISSIONS                     CONCESSIONS
--------------------------------------------------------------------------------
Global Equity Fund                      $ 10,161                        $ 55,047
Global Income Fund                         8,325                          41,615

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid semi-annually for Global Equity Fund, and declared daily and paid monthly for Global Income Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the fiscal year ended December 31, 2002 are as follows:

                                   GLOBAL EQUITY FUND             GLOBAL INCOME FUND
----------------------------------------------------------------------------------------
                                 6/30/2003     12/31/2002       6/30/2003   12/31/2002
----------------------------------------------------------------------------------------
Distributions paid from:
Ordinary Income                  $       -      $ 126,911     $ 1,290,614  $ 2,168,856
Tax Return of Capital                    -              -               -      940,993
----------------------------------------------------------------------------------------
Total distributions paid         $       -      $ 126,911     $ 1,290,614  $ 3,109,849
========================================================================================

At fiscal year end December 31, 2002, the capital loss carryforwards along with the related expiration dates are as follows:

                                    AMOUNT      YEARS OF EXPIRATION
-------------------------------------------------------------------
Global Equity Fund            $ 12,230,180                2009-2010
Global Income Fund              12,410,524                2003-2010

As of June 30, 2003, the aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

                                                GROSS              GOSS            NET
                                           UNREALIZED        UNREALIZED     UNREALIZED
                             TAX COST            GAIN              LOSS           GAIN
---------------------------------------------------------------------------------------
Global Equity Fund       $ 44,126,815     $ 6,804,126     $ (2,049,679)    $ 4,754,447
Global Income Fund         64,425,632       5,363,698         (116,956)      5,246,742

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of June 30, 2003, the Funds had the following amounts on loan:

                                  VALUE OF                     CASH        SECURITIES
                                SECURITIES               COLLATERAL           LENDING
                                   ON LOAN                FOR LOANS(a)       EXPENSES(b)
----------------------------------------------------------------------------------------
Global Equity Fund             $ 3,492,559              $ 3,643,544           $ 3,480
Global Income Fund                 149,960                  152,775               172

(a) Amount is invested in a restricted money market account.
(b) Amount is included in other expenses on the Statements of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 are as follows:

                               U.S.         NON - U.S.             U.S.          NON - U.S.
                         GOVERNMENT         GOVERNMENT       GOVERNMENT          GOVERNMENT
                          PURCHASES*         PURCHASES            SALES*              SALES
-------------------------------------------------------------------------------------------
Global Equity Fund     $          -       $  8,739,691     $          -       $  8,925,538
Global Income Fund       47,041,376         33,604,795       47,043,546         28,606,949

* Includes U.S. Government Sponsored Enterprise securities.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts had been invested proportionately in the Funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statements of Operations and in Directors' fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses.

8.  LINE OF CREDIT

Global Equity Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At June 30, 2003 there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Company's custodian and accounting agent. SSB performs custodian functions and the accounting and record keeping functions relating to portfolio transactions and calculating each Fund's net asset value.

10. INVESTMENT RISKS

Global Equity Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which Global Equity Fund invests. Although certain companies in which Global Equity Fund may invest may exhibit earnings and revenue growth above the market trend, the stocks of these companies may be more volatile and may drop in value if earnings and revenue growth do not meet expectations.

Global Income Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. The mortgage-related securities in which Global Income Fund may invest, including those of such Government Sponsored Enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association, may be particularly sensitive to changes in prevailing interest rates due to prepayment risk. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to Global Income Fund, a risk that is greater with high yield bonds (sometimes called "junk bonds") in which Global Income Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after Global Income Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

Both Funds are subject to the risks of investing in securities that are issued by non-U.S. entities. Foreign securities may pose greater risks than domestic securities, including greater price fluctuation, less government regulation, and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. With respect to foreign currency transactions in which the Funds may engage, there is no guarantee that these transactions will be successful. They may lower a Fund's return or result in significant losses. These factors can affect Fund performance.

11. SUMMARY OF CAPITAL TRANSACTIONS

Global Equity Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 445 million Class A shares, 15 million Class B shares, 20 million Class C shares and 20 million Class P shares. As of June 30, 2003, no Class P shares have been issued. Global Income Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 430 million Class A shares, 30 million Class B shares, 20 million Class C shares and 20 million Class P shares.

                                                           SIX MONTHS ENDED                          YEAR ENDED
GLOBAL EQUITY FUND                                 JUNE 30,2003 (UNAUDITED)                    DECEMBER 31,2002
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES                                     SHARES            AMOUNT            SHARES            AMOUNT
---------------------------------------------------------------------------------------------------------------
Shares sold                                       719,540    $    6,121,887         2,404,973    $   21,183,545
Reinvestment of distributions                           -                 -            14,457           120,282
Shares reacquired                                (862,945)       (7,269,003)       (2,602,124)      (23,018,468)
---------------------------------------------------------------------------------------------------------------
Decrease                                         (143,405)   $   (1,147,116)         (182,694)   $   (1,714,641)
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                       102,079    $      841,552           211,399    $    1,877,400
Reinvestment of distributions                           -                 -                 -                 -
Shares reacquired                                 (64,768)         (522,550)         (158,712)       (1,435,612)
---------------------------------------------------------------------------------------------------------------
Increase                                           37,311    $      319,002            52,687    $      441,788
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                        74,099    $      616,087           153,514    $    1,362,560
Reinvestment of distributions                           -                 -                 -                 -
Shares reacquired                                 (34,580)         (292,746)          (87,550)         (778,246)
---------------------------------------------------------------------------------------------------------------
Increase                                           39,519    $      323,341            65,964    $      584,314
---------------------------------------------------------------------------------------------------------------

GLOBAL INCOME FUND
---------------------------------------------------------------------------------------------------------------
CLASS A SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                       683,186    $    4,855,690         1,391,680    $    9,212,989
Reinvestment of distributions                     136,948           964,145           343,765         2,231,517
Shares reacquired                              (1,041,204)       (7,382,021)       (1,968,507)      (12,805,863)
---------------------------------------------------------------------------------------------------------------
Decrease                                         (221,070)   $   (1,562,186)         (233,062)   $   (1,361,357)
---------------------------------------------------------------------------------------------------------------

CLASS B SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                       380,344    $    2,684,111           240,848    $    1,598,843
Reinvestment of distributions                       7,286            51,457            12,951            84,709
Shares reacquired                                (284,361)       (1,986,842)          (81,973)         (540,521)
---------------------------------------------------------------------------------------------------------------
Increase                                          103,269    $      748,726           171,826    $    1,143,031
---------------------------------------------------------------------------------------------------------------

CLASS C SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                       191,879    $    1,370,052           177,323    $    1,185,301
Reinvestment of distributions                       6,397            45,178            13,797            90,140
Shares reacquired                                 (63,310)         (443,712)          (97,329)         (635,613)
---------------------------------------------------------------------------------------------------------------
Increase                                          134,966    $      971,518            93,791    $      639,828
---------------------------------------------------------------------------------------------------------------

CLASS P SHARES
---------------------------------------------------------------------------------------------------------------
Shares sold                                       112,670    $      796,693           582,512    $    3,841,710
Reinvestment of distributions                           -                 -                 -(a)              2
Shares reacquired                                 (26,668)         (187,680)         (508,138)       (3,320,173)
---------------------------------------------------------------------------------------------------------------
Increase                                           86,002    $      609,013            74,374    $      521,539
---------------------------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Funds' prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT LOGO]


 This report when not used for
   the general information of
  shareholders of the Fund, is
   to be distributed only if
  preceded or accompanied by a
    current Fund Prospectus.        Lord Abbett Global Fund, Inc.
                                           Equity Series
Lord Abbett Mutual Fund shares             Income Series
      are distributed by:
  LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City,                                       LAGF-3-603
     New Jersey 07302-3973                                                (8/03)

ITEM 2: Code of Ethics.
              Not applicable

ITEM 3: Audit Committee Financial Expert.
              Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):
 (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

 (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     LORD ABBETT GLOBAL FUND, INC.


                                     /s/ Robert S. Dow
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                     /s/ Joan A. Binstock
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: August 21, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                     LORD ABBETT GLOBAL FUND, INC.


                                     /s/ Robert S. Dow
                                     Robert S. Dow
                                     Chief Executive Officer,
                                     Chairman and President


                                     /s/ Joan A. Binstock
                                     Joan A. Binstock
                                     Chief Financial Officer and Vice President


Date: August 21, 2003